May 3, 2021
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549
Re:	Securian Funds Trust File Numbers: 002-96990 and 811-04279
Dear Ladies and Gentlemen:
On behalf of Securian Funds Trust (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectus and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on April 29, 2021.
Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 346-9592.
Sincerely,
/s/ Michael P. Boyle
Michael P. Boyle
Second Vice President, Law
MPB: mab